Schedule of Investments (unaudited)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Afterpay Ltd.(a)	5,965	$425,525
AGL Energy Ltd.	19,345	121,124
APA Group.	36,877	262,712
Aristocrat Leisure Ltd.	15,560	493,052
ASX Ltd.	5,931	348,893
Aurizon Holdings Ltd.	52,685	147,137
Australia & New Zealand Banking Group Ltd.	63,510	1,409,256
BHP Group Ltd.	63,682	2,343,634
BHP Group PLC	48,469	1,461,563
BlueScope Steel Ltd.	15,234	249,853
Brambles Ltd.	36,871	307,868
Cochlear Ltd.	2,079	364,086
Coles Group Ltd.	26,750	341,818
Commonwealth Bank of Australia	38,826	2,991,244
Computershare Ltd.	18,758	227,423
Crown Resorts Ltd.(a)	11,356	112,837
CSL Ltd.	10,247	2,297,234
Dexus	31,853	256,772
Fortescue Metals Group Ltd.	38,031	658,608
Goodman Group	41,663	625,358
GPT Group (The)	73,373	260,884
Insurance Australia Group Ltd.	55,913	216,838
James Hardie Industries PLC	14,625	485,147
Lendlease Corp. Ltd.	21,877	207,713
Macquarie Group Ltd.	7,672	899,642
Magellan Financial Group Ltd.	3,077	113,669
Medibank Pvt Ltd.	73,974	178,783
Mirvac Group	148,832	320,890
National Australia Bank Ltd.	72,289	1,504,589
Newcrest Mining Ltd.	18,668	406,592
Northern Star Resources Ltd.	24,669	221,747
Oil Search Ltd.	44,138	124,002
Orica Ltd.	9,082	95,037
Origin Energy Ltd.	50,605	155,064
QBE Insurance Group Ltd.	32,924	278,456
Ramsay Health Care Ltd.	4,295	210,487
Rio Tinto Ltd.	8,270	788,975
Rio Tinto PLC	24,999	2,149,870
Santos Ltd.	47,862	250,152
Scentre Group	131,235	275,861
Sonic Healthcare Ltd.	13,417	360,135
South32 Ltd.	124,458	285,940
Stockland.	56,137	202,633
Suncorp Group Ltd.	31,763	273,153
Sydney Airport(a)	34,482	156,103
Tabcorp Holdings Ltd.	59,600	235,175
Telstra Corp. Ltd.	105,330	286,041
Transurban Group.	67,631	724,491
Treasury Wine Estates Ltd.	23,283	209,230
Vicinity Centres	101,389	122,230
Wesfarmers Ltd.	21,178	905,247
Westpac Banking Corp.	74,502	1,523,235
WiseTech Global Ltd.	3,162	68,637
Woodside Petroleum Ltd.	18,898	318,105
Woolworths Group Ltd.	28,686	921,642
		31,182,392
Austria — 0.1%
Erste Group Bank AG	8,089	331,319
Security	Shares	Value

Austria (continued)
OMV AG	4,924	$280,887
Raiffeisen Bank International AG	6,764	160,371
		772,577
Belgium — 0.3%
Ageas SA/NV	6,128	399,282
Anheuser-Busch InBev SA/NV	15,980	1,194,967
Etablissements Franz Colruyt NV	1,646	99,871
Groupe Bruxelles Lambert SA	4,721	533,266
KBC Group NV	5,580	454,760
Proximus SADP	5,028	101,739
Solvay SA	1,668	224,337
UCB SA	3,428	319,265
Umicore SA	5,625	336,161
		3,663,648
Canada — 3.5%
Agnico Eagle Mines Ltd.	5,767	408,208
Algonquin Power & Utilities Corp.	14,409	220,897
Alimentation Couche-Tard Inc., Class B	19,994	721,111
Ballard Power Systems Inc.(a)	11,016	191,587
Bank of Montreal	14,124	1,475,359
Bank of Nova Scotia (The)	27,059	1,819,015
Barrick Gold Corp.	42,844	1,015,730
Bausch Health Cos Inc.(a)	7,196	227,308
BCE Inc.	1,615	79,971
BlackBerry Ltd.(a)	11,930	122,455
Brookfield Asset Management Inc., Class A	28,871	1,434,409
CAE Inc.(a)	6,260	192,767
Cameco Corp.	12,917	253,945
Canadian Imperial Bank of Commerce	10,001	1,164,886
Canadian National Railway Co.	15,654	1,742,861
Canadian Natural Resources Ltd.	27,651	969,576
Canadian Pacific Railway Ltd.	15,448	1,241,160
Canadian Tire Corp. Ltd., Class A, NVS	2,161	365,566
Canadian Utilities Ltd., Class A, NVS	9,240	267,934
Canopy Growth Corp.(a)	7,992	200,123
CCL Industries Inc., Class B, NVS	3,344	187,345
CGI Inc.(a)	5,799	515,168
Constellation Software Inc.	561	797,228
Dollarama Inc.	8,072	350,797
Emera Inc.	5,354	249,474
Enbridge Inc.	44,739	1,699,863
Fairfax Financial Holdings Ltd.	605	282,375
First Quantum Minerals Ltd.	17,479	429,723
Fortis Inc.	9,536	432,733
Franco-Nevada Corp.	4,528	668,677
George Weston Ltd.	3,606	351,451
Gildan Activewear Inc.	4,694	167,975
Great-West Lifeco Inc.	8,654	267,991
Hydro One Ltd.(b)	7,318	185,911
IGM Financial Inc.	4,747	174,822
Imperial Oil Ltd.	7,489	251,751
Intact Financial Corp.	3,128	422,677
Inter Pipeline Ltd.	15,112	219,540
Kinross Gold Corp.	50,001	402,723
Kirkland Lake Gold Ltd.	5,960	256,052
Lightspeed POS Inc.(a)	5,304	385,183
Loblaw Companies Ltd.	4,749	289,999
Magna International Inc.	6,372	628,418
Manulife Financial Corp.	43,309	905,938

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)

Metro Inc.	7,257	$347,937
National Bank of Canada	9,198	723,399
Nutrien Ltd.	13,057	803,707
Onex Corp.	3,496	253,913
Open Text Corp.	7,289	343,015
Pembina Pipeline Corp.	13,268	427,128
Power Corp. of Canada	14,104	459,412
Restaurant Brands International Inc.	5,828	401,816
RioCan REIT	3,513	61,737
Ritchie Bros Auctioneers Inc.	2,423	143,288
Rogers Communications Inc., Class B, NVS	9,089	464,964
Royal Bank of Canada	31,784	3,267,986
Saputo Inc.	8,289	283,036
Shaw Communications Inc., Class B, NVS	12,990	385,060
Shopify Inc., Class A(a)	2,497	3,059,773
Sun Life Financial Inc.	13,060	699,243
Suncor Energy Inc.	35,711	829,478
TC Energy Corp.	20,980	1,057,987
Teck Resources Ltd., Class B	11,467	278,690
TELUS Corp.	9,553	214,301
Thomson Reuters Corp.	4,091	395,470
Toronto-Dominion Bank (The)	40,820	2,936,350
Waste Connections Inc.(c)	6,545	794,825
West Fraser Timber Co. Ltd.	1,530	118,317
Wheaton Precious Metals Corp.	10,748	509,530
WSP Global Inc.	3,657	408,580
		44,307,624
China — 0.0%
Futu Holdings Ltd., ADR(a)	2,346	333,765

Denmark — 0.8%
Ambu A/S, Class B	3,468	129,018
AP Moller - Maersk A/S, Class A	168	442,561
AP Moller - Maersk A/S, Class B, NVS	50	137,619
Carlsberg A/S, Class B	3,007	549,332
Chr Hansen Holding A/S	2,506	224,385
Coloplast A/S, Class B	3,116	489,883
Danske Bank A/S	18,820	348,469
Demant A/S(a)	5,108	278,892
DSV Panalpina A/S	5,167	1,246,120
Genmab A/S(a)	1,697	684,286
Novo Nordisk A/S, Class B	39,684	3,132,057
Novozymes A/S, Class B	6,075	441,458
Orsted A/S(b)	4,243	641,371
Vestas Wind Systems A/S	22,539	873,731
		9,619,182
Finland — 0.4%
Elisa OYJ	4,308	253,499
Fortum OYJ	11,687	332,040
Kesko OYJ, Class B	13,367	460,666
Kone OYJ, Class B	7,889	636,050
Neste OYJ	10,507	690,446
Nokia OYJ(a)	121,383	628,642
Nordea Bank Abp	72,547	776,410
Sampo OYJ, Class A	8,656	402,346
Stora Enso OYJ, Class R	22,650	395,218
UPM-Kymmene OYJ	10,204	387,535
Wartsila OYJ Abp	10,565	142,137
		5,104,989
Security	Shares	Value

France — 3.4%
Accor SA(a)	4,827	$193,051
Air Liquide SA	10,673	1,808,872
Airbus SE(a)	12,817	1,663,081
Alstom SA(a)	6,214	347,924
Atos SE(c)	3,329	222,221
AXA SA	43,839	1,208,375
BioMerieux	918	105,179
BNP Paribas SA	25,431	1,731,271
Bollore SA	64,501	335,599
Bouygues SA	7,869	319,902
Bureau Veritas SA(a)	8,090	248,059
Capgemini SE	3,728	692,938
Carrefour SA	14,817	301,846
Cie. de Saint-Gobain(a)	11,545	770,482
Cie. Generale des Etablissements Michelin SCA	4,228	647,231
Credit Agricole SA	26,039	387,113
Danone SA	14,503	1,031,012
Dassault Systemes SE	3,122	715,180
Edenred	6,789	367,767
Electricite de France SA	12,520	174,337
Engie SA	37,785	559,335
EssilorLuxottica SA	6,455	1,115,270
Eurofins Scientific SE(a)	3,500	376,640
Faurecia SE(a)	797	42,827
Getlink SE	18,687	298,013
Hermes International	816	1,145,333
Iliad SA	748	123,815
Ipsen SA	1,026	103,499
Kering SA	1,675	1,532,937
Klepierre SA	4,607	132,619
Legrand SA	6,789	708,831
L’Oreal SA	5,630	2,526,516
LVMH Moet Hennessy Louis Vuitton SE	5,956	4,743,303
Orange SA	41,329	524,091
Pernod Ricard SA	4,625	1,015,165
Publicis Groupe SA	5,033	340,211
Renault SA(a)	4,242	174,533
Safran SA	7,628	1,137,073
Sanofi	25,006	2,645,360
Sartorius Stedim Biotech	616	265,964
Schneider Electric SE	11,775	1,856,601
SCOR SE(a)	5,225	169,519
Societe Generale SA	16,784	536,486
Sodexo SA(a)	2,461	237,393
Suez SA	10,121	246,206
Teleperformance	1,655	634,307
Thales SA	3,128	319,362
TOTAL SE	55,761	2,584,372
Ubisoft Entertainment SA(a)	2,717	197,822
Unibail-Rodamco-Westfield(a)	2,782	241,579
Valeo SA	6,231	202,770
Veolia Environnement SA	12,873	403,069
Vinci SA	11,982	1,355,028
Vivendi SE	17,234	623,875
Worldline SA(a)(b)	6,585	627,569
		43,018,733
Germany — 2.5%
adidas AG	4,128	1,500,392
Allianz SE, Registered	9,389	2,467,018
BASF SE	20,517	1,667,490

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bayer AG, Registered	22,092	$1,387,735
Bayerische Motoren Werke AG	6,792	716,806
Beiersdorf AG	3,778	445,781
Brenntag SE	5,328	500,762
Commerzbank AG(a)	28,095	225,909
Continental AG(a)	2,379	350,529
Covestro AG(b)	4,091	285,751
Daimler AG, Registered	19,302	1,789,788
Delivery Hero SE(a)(b)	4,219	577,181
Deutsche Bank AG, Registered(a)	46,129	686,379
Deutsche Boerse AG	4,905	799,346
Deutsche Lufthansa AG, Registered(a)(c)	7,076	92,042
Deutsche Post AG, Registered	22,645	1,539,567
Deutsche Telekom AG, Registered	71,199	1,473,997
Deutsche Wohnen SE	7,874	500,940
E.ON SE	52,546	633,079
Fresenius Medical Care AG & Co. KGaA	5,232	416,479
Fresenius SE & Co. KGaA	8,876	476,990
GEA Group AG	5,128	224,116
Hannover Rueck SE	1,557	271,565
HeidelbergCement AG	3,928	357,195
HelloFresh SE(a)	3,686	335,580
Infineon Technologies AG	28,523	1,155,119
LANXESS AG	3,628	270,897
LEG Immobilien SE	1,895	276,963
Merck KGaA	3,220	578,635
MTU Aero Engines AG	1,191	305,919
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,228	929,341
Puma SE	3,575	408,602
RWE AG	14,917	560,666
SAP SE	22,980	3,172,796
Scout24 AG(b)	2,004	162,194
Siemens AG, Registered	17,200	2,775,870
Siemens Healthineers AG(b)	6,034	337,523
Symrise AG	3,122	412,390
TeamViewer AG(a)(b)	4,096	161,601
United Internet AG, Registered	3,253	135,313
Vonovia SE	13,123	817,963
Zalando SE(a)(b)	3,703	394,082
		32,578,291
Hong Kong — 1.0%
AIA Group Ltd.	270,000	3,463,832
Bank of East Asia Ltd. (The)	31,400	63,237
BOC Hong Kong Holdings Ltd.	103,500	374,427
CK Asset Holdings Ltd.(c)	55,000	364,531
CK Hutchison Holdings Ltd.	61,000	478,053
CLP Holdings Ltd.	51,500	523,475
Galaxy Entertainment Group Ltd.(a)	48,000	389,492
Hang Seng Bank Ltd.(c)	21,200	440,975
Hong Kong & China Gas Co. Ltd.	323,419	562,669
Hong Kong Exchanges & Clearing Ltd.	26,500	1,659,574
Jardine Matheson Holdings Ltd.	7,000	453,690
Link REIT	46,500	442,880
Melco Resorts & Entertainment Ltd., ADR(a)	10,057	172,880
MTR Corp. Ltd.(c)	52,000	289,537
New World Development Co. Ltd.	39,333	212,275
Power Assets Holdings Ltd.	51,000	311,770
Sands China Ltd.(a)	81,600	362,414
Sun Hung Kai Properties Ltd.	36,000	552,927
Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	38,500	$709,868
WH Group Ltd.(b)	236,500	202,126
Wynn Macau Ltd.(a)	89,200	150,798
		12,181,430
Ireland — 0.7%
CRH PLC	19,902	1,031,999
Flutter Entertainment PLC(a)	3,487	645,672
Horizon Therapeutics PLC(a)	4,590	420,720
Kerry Group PLC, Class A	4,187	563,961
Kingspan Group PLC	3,440	321,782
Linde PLC	11,776	3,539,866
Seagate Technology Holdings PLC	5,308	508,241
Smurfit Kappa Group PLC	8,775	463,694
STERIS PLC	2,020	385,537
Trane Technologies PLC	6,070	1,131,448
		9,012,920
Israel — 0.2%
Bank Hapoalim BM(a)	61,041	517,696
Check Point Software Technologies Ltd.(a)	2,857	334,212
CyberArk Software Ltd.(a)	896	113,380
Isracard Ltd.(a)	1	4
Nice Ltd.(a)	1,796	389,578
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	27,901	290,170
Wix.com Ltd.(a)(c)	1,632	424,092
		2,069,132
Italy — 0.7%
Amplifon SpA	6,324	299,902
Assicurazioni Generali SpA	23,313	477,942
Atlantia SpA(a)	14,355	281,459
CNH Industrial NV	27,965	481,841
Enel SpA	185,574	1,820,730
Eni SpA	59,899	733,149
Ferrari NV	3,013	634,766
FinecoBank Banca Fineco SpA(a)	13,538	226,500
Intesa Sanpaolo SpA	374,569	1,103,146
Mediobanca Banca di Credito Finanziario SpA(a)	20,136	239,365
Moncler SpA	6,702	474,133
Snam SpA	79,570	466,029
Telecom Italia SpA/Milano	222,392	118,770
Tenaris SA	14,836	168,941
Terna SPA	69,426	528,634
UniCredit SpA	50,051	640,152
		8,695,459
Japan — 6.8%
Advantest Corp.	4,400	394,137
Aeon Co. Ltd.	20,500	545,181
Aisin Corp.	3,300	143,438
Ajinomoto Co. Inc.	16,900	386,338
ANA Holdings Inc.(a)	3,600	86,582
Asahi Group Holdings Ltd.	10,200	482,795
Asahi Kasei Corp.	30,700	334,716
Astellas Pharma Inc.	51,000	830,858
Bandai Namco Holdings Inc.	3,500	249,404
Bridgestone Corp.	11,000	478,749
Canon Inc.	20,400	474,999
Casio Computer Co. Ltd.	5,100	88,098
Central Japan Railway Co.	3,100	457,218
Chubu Electric Power Co. Inc.	20,400	242,994
Chugai Pharmaceutical Co. Ltd.	17,300	657,611

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Concordia Financial Group Ltd.	24,300	$88,529
Daifuku Co. Ltd.	3,600	299,703
Dai-ichi Life Holdings Inc.	22,700	459,355
Daiichi Sankyo Co. Ltd.	37,800	866,754
Daikin Industries Ltd.	5,800	1,134,656
Daito Trust Construction Co. Ltd.	3,000	313,314
Daiwa House Industry Co. Ltd.	17,000	493,209
Daiwa Securities Group Inc.	71,400	407,585
Denso Corp.	12,600	855,713
Dentsu Group Inc.	10,200	346,674
East Japan Railway Co.	6,500	451,792
Eisai Co. Ltd.	5,100	340,389
ENEOS Holdings Inc.	71,400	293,252
Fanuc Corp.	4,500	1,070,285
Fast Retailing Co. Ltd.	1,400	1,129,935
Fuji Electric Co. Ltd.	3,600	167,028
FUJIFILM Holdings Corp.	10,300	712,332
Fujitsu Ltd.	4,000	646,312
Hakuhodo DY Holdings Inc.	17,000	278,915
Hamamatsu Photonics KK	6,100	368,545
Hankyu Hanshin Holdings Inc.	10,200	316,548
Hikari Tsushin Inc.	600	118,751
Hitachi Ltd.	20,400	1,060,074
Honda Motor Co. Ltd.	30,600	924,588
Hoya Corp.	10,200	1,325,971
Hulic Co. Ltd.	29,800	332,755
Idemitsu Kosan Co. Ltd.	4,700	110,280
Inpex Corp.	30,600	208,924
Itochu Corp.	29,900	880,792
Japan Airlines Co. Ltd.(a)	2,500	56,605
Japan Exchange Group Inc.	17,000	390,270
Japan Post Holdings Co. Ltd.	33,300	275,411
Japan Real Estate Investment Corp.	29	173,960
Japan Tobacco Inc.	30,600	600,793
JFE Holdings Inc.	25,600	338,141
Kansai Electric Power Co. Inc. (The)	21,200	199,898
Kao Corp.	11,100	674,715
KDDI Corp.	40,800	1,378,948
Keyence Corp.	4,300	2,097,906
Kikkoman Corp.	3,300	212,453
Kintetsu Group Holdings Co. Ltd.(a)	3,800	133,049
Kirin Holdings Co. Ltd.	20,400	411,045
Komatsu Ltd.	20,400	592,759
Konami Holdings Corp.	2,800	178,159
Kose Corp.	900	140,252
Kubota Corp.	27,900	628,418
Kyocera Corp.	9,200	560,464
Lasertec Corp.	1,700	317,017
Lixil Corp.	5,000	130,589
M3 Inc.	10,400	698,256
Makita Corp.	7,300	350,003
Marubeni Corp.	49,200	430,100
Mazda Motor Corp.(a)	20,400	172,254
MEIJI Holdings Co. Ltd.	2,700	166,824
Mercari Inc.(a)	2,500	117,389
MinebeaMitsumi Inc.	16,900	455,474
Misumi Group Inc.	6,300	201,005
Mitsubishi Chemical Holdings Corp.	43,400	344,080
Mitsubishi Corp.	28,900	781,812
Mitsubishi Electric Corp.	43,500	666,561
Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	30,600	$491,471
Mitsubishi HC Capital Inc.	56,200	310,903
Mitsubishi Heavy Industries Ltd.	10,300	309,895
Mitsubishi UFJ Financial Group Inc.	286,800	1,617,649
Mitsui & Co. Ltd.	38,800	847,836
Mitsui Fudosan Co. Ltd.	27,100	625,670
Mizuho Financial Group Inc.	64,890	985,712
MS&AD Insurance Group Holdings Inc.	11,900	360,896
Murata Manufacturing Co. Ltd.	12,500	938,678
NEC Corp.	5,500	255,084
Nexon Co. Ltd.	12,800	301,174
Nidec Corp.	11,300	1,278,904
Nintendo Co. Ltd.	2,500	1,541,889
Nippon Building Fund Inc.	33	208,293
Nippon Paint Holdings Co. Ltd.	20,000	287,001
Nippon Steel Corp.	19,047	354,452
Nippon Telegraph & Telephone Corp.	30,600	817,915
Nissan Motor Co. Ltd.(a)	53,400	261,712
Nitori Holdings Co. Ltd.	1,700	292,556
Nitto Denko Corp.	3,400	261,537
Nomura Holdings Inc.	69,500	378,368
Nomura Real Estate Master Fund Inc.	204	321,698
Nomura Research Institute Ltd.	7,900	250,265
NTT Data Corp.	20,400	329,477
Obic Co. Ltd.	1,800	335,069
Odakyu Electric Railway Co. Ltd.	13,700	351,311
Oji Holdings Corp.	39,600	233,184
Olympus Corp.	31,100	662,277
Omron Corp.	3,800	296,519
Ono Pharmaceutical Co. Ltd.	10,200	229,179
Oriental Land Co. Ltd.	4,300	636,166
ORIX Corp.	34,500	603,416
Orix JREIT Inc.	102	188,498
Osaka Gas Co. Ltd.	10,200	191,153
Otsuka Corp.	2,500	133,026
Otsuka Holdings Co. Ltd.	10,300	423,416
Pan Pacific International Holdings Corp.	17,800	348,845
Panasonic Corp.	51,000	574,861
Rakuten Group Inc.	30,600	348,043
Recruit Holdings Co. Ltd.	30,600	1,540,154
Renesas Electronics Corp.(a)	10,200	100,991
Resona Holdings Inc.	76,200	323,165
Rohm Co. Ltd.	2,000	187,901
Santen Pharmaceutical Co. Ltd.	20,400	270,974
Secom Co. Ltd.	4,000	311,046
Sekisui House Ltd.	20,400	421,201
Seven & i Holdings Co. Ltd.	20,600	885,476
SG Holdings Co. Ltd.	10,200	226,939
Shimano Inc.	1,400	315,569
Shin-Etsu Chemical Co. Ltd.	8,273	1,410,719
Shionogi & Co. Ltd.	7,200	363,705
Shiseido Co. Ltd.	10,200	734,116
SMC Corp.	1,400	832,026
Softbank Corp.	64,400	822,231
SoftBank Group Corp.	29,000	2,174,247
Sompo Holdings Inc.	9,900	395,868
Sony Group Corp.	30,600	2,991,444
Subaru Corp.	20,400	393,287
Sumitomo Chemical Co. Ltd.	56,000	303,988
Sumitomo Corp.	29,100	402,323

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Electric Industries Ltd.	30,600	$464,305
Sumitomo Metal Mining Co. Ltd.	5,500	244,468
Sumitomo Mitsui Financial Group Inc.	30,600	1,097,641
Sumitomo Mitsui Trust Holdings Inc.	10,300	352,699
Sumitomo Realty & Development Co. Ltd.	10,600	349,274
Suzuki Motor Corp.	10,300	441,834
Sysmex Corp.	4,000	404,633
T&D Holdings Inc.	20,400	275,461
Takeda Pharmaceutical Co. Ltd.	34,426	1,162,319
TDK Corp.	2,700	340,502
Terumo Corp.	10,200	389,717
Toho Co. Ltd.	3,200	131,685
Tokio Marine Holdings Inc.	15,900	746,376
Tokyo Electric Power Co. Holdings Inc.(a)	34,100	104,885
Tokyo Electron Ltd.	3,700	1,635,808
Tokyo Gas Co. Ltd.	10,200	200,796
Tokyu Corp.	13,900	184,819
Toray Industries Inc.	47,300	303,936
Toshiba Corp.	9,100	378,868
Tosoh Corp.	10,200	176,561
TOTO Ltd.	3,200	170,825
Toyota Motor Corp.	49,000	4,057,549
Toyota Tsusho Corp.	4,700	208,567
Unicharm Corp.	10,300	404,276
United Urban Investment Corp.	128	182,630
USS Co. Ltd.	10,200	177,087
West Japan Railway Co.	5,900	333,141
Yakult Honsha Co. Ltd.	3,400	182,370
Yamaha Corp.	3,800	226,159
Yamaha Motor Co. Ltd.	10,200	294,815
Yamato Holdings Co. Ltd.	10,200	278,690
Yaskawa Electric Corp.	7,500	360,087
Yokogawa Electric Corp.	10,300	161,620
Z Holdings Corp.	66,600	311,029
		87,057,488
Netherlands — 1.8%
Adyen NV(a)(b)	542	1,246,657
Aegon NV	41,129	193,775
Akzo Nobel NV	4,254	546,761
ArcelorMittal SA(a)	16,608	545,251
Argenx SE(a)	1,023	279,820
ASM International NV	1,052	330,178
ASML Holding NV	9,406	6,295,920
Heineken Holding NV	5,409	544,258
Heineken NV	5,228	622,494
ING Groep NV	86,040	1,195,951
Just Eat Takeaway.com NV(a)(b)(c)	2,652	240,004
Koninklijke Ahold Delhaize NV	24,263	700,129
Koninklijke DSM NV	4,319	794,278
Koninklijke KPN NV	86,093	285,693
Koninklijke Philips NV	20,116	1,128,833
NN Group NV	7,372	373,691
NXP Semiconductors NV	6,291	1,330,043
Prosus NV	10,953	1,135,570
QIAGEN NV(a)	5,578	273,712
Randstad NV	2,669	207,320
Royal Dutch Shell PLC, Class A	91,416	1,744,499
Royal Dutch Shell PLC, Class B	83,987	1,526,988
Stellantis NV	48,180	953,611
STMicroelectronics NV	15,242	568,747
Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	6,171	$590,386
		23,654,569
New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)(c)	19,614	83,272
Fisher & Paykel Healthcare Corp. Ltd.	13,362	288,455
Spark New Zealand Ltd.	81,047	265,861
Xero Ltd.(a)	3,763	384,221
		1,021,809
Norway — 0.2%
Adevinta ASA(a)	5,371	103,566
DNB ASA	24,512	541,934
Equinor ASA	21,383	460,028
Norsk Hydro ASA	38,162	249,802
Orkla ASA	24,874	258,031
Telenor ASA	17,502	302,257
Yara International ASA	5,928	315,728
		2,231,346
Portugal — 0.0%
EDP - Energias de Portugal SA	79,839	458,077
Galp Energia SGPS SA	15,011	186,312
		644,389
Singapore — 0.3%
Ascendas REIT	188,416	417,047
CapitaLand Integrated Commercial Trust	109,200	172,369
CapitaLand Ltd.	111,100	307,145
DBS Group Holdings Ltd.	39,500	896,235
Genting Singapore Ltd.	198,700	126,827
Keppel Corp. Ltd.	35,400	142,529
Oversea-Chinese Banking Corp. Ltd.	63,600	594,064
Singapore Exchange Ltd.	7,500	58,531
Singapore Telecommunications Ltd.	184,300	335,516
United Overseas Bank Ltd.	34,100	671,680
Venture Corp. Ltd.	13,800	198,232
Wilmar International Ltd.	52,500	189,169
		4,109,344
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	6,971	216,568
Aena SME SA(a)(b)	1,674	292,572
Amadeus IT Group SA(a)	9,916	745,087
Banco Bilbao Vizcaya Argentaria SA	146,778	918,536
Banco Santander SA	385,771	1,612,274
CaixaBank SA	104,776	358,773
Cellnex Telecom SA(b)	10,354	618,927
Enagas SA	2,268	53,149
Endesa SA	8,962	243,636
Ferrovial SA	10,232	299,672
Iberdrola SA	131,804	1,766,966
Industria de Diseno Textil SA	24,623	950,086
Naturgy Energy Group SA	9,800	255,979
Red Electrica Corp. SA	5,764	115,410
Repsol SA	35,540	473,725
Telefonica SA	107,579	528,326
		9,449,686
Sweden — 1.1%
Alfa Laval AB	9,189	345,888
Assa Abloy AB, Class B	23,912	732,423
Atlas Copco AB, Class A	15,025	910,538
Atlas Copco AB, Class B	9,730	500,680

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Boliden AB	7,883	$315,629
Electrolux AB, Series B	6,689	189,218
Embracer Group AB(a)	11,526	342,780
Epiroc AB, Class A	12,917	291,848
Epiroc AB, Class B	11,056	220,187
EQT AB	6,834	246,604
Essity AB, Class B	13,817	476,240
Evolution AB(b)	3,663	700,318
H & M Hennes & Mauritz AB, Class B(a)	16,911	430,976
Hexagon AB, Class B	43,841	624,026
Investor AB, Class B	39,424	908,877
Kinnevik AB(a)	8,417	160,147
Kinnevik AB, Class B	8,417	320,714
Lundin Energy AB	4,467	153,267
Nibe Industrier AB, Class B	31,862	346,053
Sandvik AB	28,195	741,023
Sinch AB(a)	1,428	263,070
Skandinaviska Enskilda Banken AB, Class A	39,041	498,364
Skanska AB, Class B	11,894	333,776
SKF AB, Class B	13,120	353,083
Svenska Handelsbanken AB, Class A	31,910	356,959
Swedbank AB, Class A	18,894	339,026
Swedish Match AB	46,130	427,123
Telefonaktiebolaget LM Ericsson, Class B	63,296	838,439
Telia Co. AB	59,330	258,401
Volvo AB, Class B	31,908	833,072
		13,458,749
Switzerland — 2.9%
ABB Ltd., Registered	40,072	1,365,167
Adecco Group AG, Registered	4,128	283,596
Alcon Inc.	10,465	724,893
Baloise Holding AG, Registered	2,261	372,390
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	19	181,128
Cie. Financiere Richemont SA, Class A, Registered	11,756	1,428,689
Coca-Cola HBC AG	5,372	195,483
Credit Suisse Group AG, Registered	57,835	628,482
Geberit AG, Registered	1,161	838,637
Givaudan SA, Registered	204	909,034
Glencore PLC	223,658	1,017,430
Holcim Ltd., Registered	11,050	655,466
Julius Baer Group Ltd.	7,296	498,148
Kuehne + Nagel International AG, Registered	1,764	594,944
Logitech International SA, Registered	3,864	477,760
Lonza Group AG, Registered	1,864	1,197,965
Nestle SA, Registered	64,002	7,875,527
Novartis AG, Registered	49,867	4,367,652
Partners Group Holding AG	507	769,182
Roche Holding AG, Bearer	709	265,072
Roche Holding AG, NVS	15,822	5,487,622
Schindler Holding AG, Participation Certificates, NVS	855	252,376
Schindler Holding AG, Registered	913	263,647
SGS SA, Registered	102	317,315
Siemens Energy AG(a)	10,538	333,956
Sika AG, Registered	2,712	870,748
Sonova Holding AG, Registered(a)	1,230	436,058
Swatch Group AG (The), Bearer	961	347,657
Swiss Life Holding AG, Registered	715	370,324
Swiss Prime Site AG, Registered	3,542	360,981
Swiss Re AG	6,266	601,127
Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered	642	$360,674
Temenos AG, Registered	1,965	301,418
UBS Group AG, Registered	85,304	1,379,729
Zurich Insurance Group AG	3,162	1,319,053
		37,649,330
Taiwan — 0.0%
Sea Ltd.(a)	1,224	309,966

United Kingdom — 3.8%
3i Group PLC	25,843	454,748
Admiral Group PLC	6,231	259,457
Amcor PLC	34,862	411,372
Anglo American PLC	28,902	1,283,053
Antofagasta PLC	12,459	272,767
Aptiv PLC(a)	5,846	879,355
Ashtead Group PLC	11,978	873,767
Associated British Foods PLC(a)	8,989	295,268
AstraZeneca PLC	29,851	3,402,226
Auto Trader Group PLC(a)(b)	37,372	297,385
Aviva PLC	86,919	506,515
BAE Systems PLC	73,672	548,702
Barclays PLC	387,479	1,006,204
BP PLC	451,277	1,965,878
British American Tobacco PLC	48,645	1,873,575
British Land Co. PLC (The)	33,363	240,995
BT Group PLC(a)	199,211	493,108
Bunzl PLC	10,875	352,241
Burberry Group PLC(a)	10,556	319,405
Coca-Cola Europacific Partners PLC	5,827	352,650
Compass Group PLC(a)	39,906	909,677
Croda International PLC	5,953	589,174
Diageo PLC	52,885	2,550,299
Entain PLC(a)	13,464	314,811
Experian PLC	21,680	830,646
Ferguson PLC	5,229	710,151
GlaxoSmithKline PLC	112,812	2,151,755
Halma PLC	8,932	329,692
HSBC Holdings PLC	454,614	2,939,463
Imperial Brands PLC	20,353	461,459
Informa PLC(a)	42,281	325,492
InterContinental Hotels Group PLC(a)	4,077	283,898
Intertek Group PLC	5,214	400,810
J Sainsbury PLC	50,591	190,442
Johnson Matthey PLC	6,998	301,877
Kingfisher PLC(a)	51,018	258,919
Land Securities Group PLC	23,013	229,074
Legal & General Group PLC	133,187	536,945
Lloyds Banking Group PLC	1,571,782	1,111,412
London Stock Exchange Group PLC	7,247	777,614
M&G PLC	72,266	249,909
Melrose Industries PLC	130,191	318,209
National Grid PLC	78,169	1,043,397
Natwest Group PLC	108,687	318,491
Next PLC(a)	3,628	418,971
Ocado Group PLC(a)	10,608	283,816
Pearson PLC	18,978	220,647
Persimmon PLC	7,148	319,603
Prudential PLC	58,242	1,239,239
Reckitt Benckiser Group PLC	16,241	1,464,914
RELX PLC	44,582	1,161,229

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rentokil Initial PLC	43,011	$288,519
Rolls-Royce Holdings PLC(a)	195,728	296,576
RSA Insurance Group Ltd.	23,665	229,744
Sage Group PLC (The)	24,466	227,516
Segro PLC	26,642	393,944
Severn Trent PLC	8,489	295,065
Smith & Nephew PLC	20,645	449,708
Smiths Group PLC	13,517	296,440
SSE PLC	22,270	486,058
Standard Chartered PLC	67,462	485,361
Taylor Wimpey PLC	87,449	212,015
Tesco PLC	174,036	550,870
Unilever PLC	58,169	3,486,574
United Utilities Group PLC	20,445	284,239
Vodafone Group PLC	606,355	1,099,355
Whitbread PLC(a)	5,364	241,588
WPP PLC	30,464	420,817
		49,075,095
United States — 65.7%
10X Genomics Inc., Class A(a)	1,633	293,940
3M Co.	12,761	2,590,993
Abbott Laboratories	39,692	4,630,072
AbbVie Inc.	39,344	4,453,741
ABIOMED Inc.(a)	1,243	353,733
Accenture PLC, Class A	14,156	3,994,257
Activision Blizzard Inc.	17,202	1,672,894
Adobe Inc.(a)	10,838	5,468,638
Advance Auto Parts Inc.	1,703	323,110
Advanced Micro Devices Inc.(a)	26,603	2,130,368
AES Corp. (The)	17,244	438,170
Aflac Inc.	16,452	932,499
Agilent Technologies Inc.	7,482	1,033,489
AGNC Investment Corp.	18,463	342,304
Air Products & Chemicals Inc.	5,033	1,508,189
Airbnb Inc., Class A(a)	1,348	189,259
Akamai Technologies Inc.(a)	3,616	412,983
Albemarle Corp.	2,603	434,909
Alexandria Real Estate Equities Inc.	2,898	516,597
Alexion Pharmaceuticals Inc.(a)	4,931	870,568
Align Technology Inc.(a)	1,786	1,054,008
Alleghany Corp.(a)	383	274,446
Allegion PLC	2,580	362,438
Alliant Energy Corp.	5,312	303,581
Allstate Corp. (The)	6,760	923,484
Ally Financial Inc.	8,336	456,063
Alnylam Pharmaceuticals Inc.(a)	2,611	370,736
Alphabet Inc., Class A(a)	6,721	15,840,389
Alphabet Inc., Class C, NVS(a)	6,588	15,887,357
Altria Group Inc.	40,618	1,999,218
Amazon.com Inc.(a)	9,588	30,902,795
Ameren Corp.	5,655	476,151
American Electric Power Co. Inc.	10,966	943,076
American Express Co.	15,283	2,447,267
American Financial Group Inc./OH	2,418	321,739
American International Group Inc.	18,271	965,440
American Tower Corp.	9,918	2,533,652
American Water Works Co. Inc.	4,817	746,731
Ameriprise Financial Inc.	2,684	697,411
AmerisourceBergen Corp.	3,728	427,751
AMETEK Inc.	5,875	793,713
Security	Shares	Value

United States (continued)
Amgen Inc.	13,077	$3,111,541
Amphenol Corp., Class A	13,950	938,277
Analog Devices Inc.	8,477	1,395,314
Annaly Capital Management Inc.	32,809	304,139
ANSYS Inc.(a)	1,936	654,252
Anthem Inc.	5,524	2,199,767
Aon PLC, Class A	5,071	1,284,839
Apple Inc.	375,195	46,753,049
Applied Materials Inc.	20,481	2,829,041
Arch Capital Group Ltd.(a)	9,222	367,866
Archer-Daniels-Midland Co.	12,463	829,163
Arista Networks Inc.(a)	1,227	416,419
Arrow Electronics Inc.(a)	3,019	363,276
Arthur J Gallagher & Co.	4,091	599,782
Assurant Inc.	2,264	364,844
AT&T Inc.	159,175	4,684,520
Atmos Energy Corp.	2,860	283,626
Autodesk Inc.(a)	4,908	1,403,001
Autoliv Inc.	2,977	315,651
Automatic Data Processing Inc.	9,610	1,883,752
AutoZone Inc.(a)	510	717,366
Avalara Inc.(a)	1,907	252,048
AvalonBay Communities Inc.	2,961	612,749
Avantor Inc.(a)	11,667	375,094
Avery Dennison Corp.	1,942	428,269
Baker Hughes Co.	14,556	355,166
Ball Corp.	7,972	654,980
Bank of America Corp.	173,417	7,351,147
Bank of New York Mellon Corp. (The)	18,053	940,200
Baxter International Inc.	11,051	907,508
Becton Dickinson and Co.	6,485	1,568,657
Berkshire Hathaway Inc., Class B(a)	31,074	8,994,059
Best Buy Co. Inc.	5,320	618,397
Biogen Inc.(a)	3,465	926,818
BioMarin Pharmaceutical Inc.(a)	4,107	317,471
Bio-Rad Laboratories Inc., Class A(a)	510	307,209
Black Knight Inc.(a)	3,501	256,938
BlackRock Inc.(d)	3,445	3,021,403
Blackstone Group Inc. (The)	15,126	1,401,726
Boeing Co. (The)(a)	12,361	3,053,414
Booking Holdings Inc.(a)	918	2,167,903
Booz Allen Hamilton Holding Corp.	3,099	263,198
BorgWarner Inc.	6,707	344,002
Boston Properties Inc.	3,728	438,264
Boston Scientific Corp.(a)	31,630	1,345,856
Bristol-Myers Squibb Co.	50,633	3,327,601
Broadcom Inc.	8,991	4,246,719
Broadridge Financial Solutions Inc.	2,585	412,256
Brown & Brown Inc.	6,585	345,844
Brown-Forman Corp., Class B, NVS	7,247	582,369
Bunge Ltd.	3,128	271,573
Burlington Stores Inc.(a)	1,360	439,783
Cable One Inc.	121	219,683
Cadence Design Systems Inc.(a)	7,247	920,297
Caesars Entertainment Inc.(a)	3,366	361,677
Campbell Soup Co.	4,395	213,905
Capital One Financial Corp.	10,242	1,646,709
Cardinal Health Inc.	7,089	397,480
CarMax Inc.(a)	3,699	426,088
Carnival Corp.(a)	16,116	476,389

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Carrier Global Corp.	18,543	$851,680
Carvana Co.(a)(c)	1,524	403,997
Catalent Inc.(a)	3,673	385,041
Caterpillar Inc.	12,153	2,929,845
Cboe Global Markets Inc.	2,689	299,286
CBRE Group Inc., Class A(a)(c)	7,789	683,718
CDW Corp./DE	3,144	520,080
Celanese Corp.	2,835	469,051
Centene Corp.(a)	12,981	955,402
CenterPoint Energy Inc.	12,311	311,468
Ceridian HCM Holding Inc.(a)	2,856	255,498
Cerner Corp.	7,505	587,266
CF Industries Holdings Inc.	5,416	287,969
CH Robinson Worldwide Inc.	3,314	321,524
Charles River Laboratories International Inc.(a)	204	68,950
Charles Schwab Corp. (The)	32,194	2,377,527
Charter Communications Inc., Class A(a)(c)	3,161	2,195,409
Cheniere Energy Inc.(a)	5,376	456,422
Chevron Corp.	43,185	4,482,171
Chipotle Mexican Grill Inc.(a)	612	839,652
Chubb Ltd.	10,049	1,708,230
Church & Dwight Co. Inc.	6,419	550,301
Cigna Corp.	7,931	2,052,939
Cincinnati Financial Corp.	3,418	416,005
Cintas Corp.	2,047	723,696
Cisco Systems Inc.	94,227	4,984,608
Citigroup Inc.	46,471	3,657,732
Citizens Financial Group Inc.	10,016	499,798
Citrix Systems Inc.	2,604	299,356
Clorox Co. (The)	2,921	516,228
Cloudflare Inc., Class A(a)	4,761	390,688
CME Group Inc.	7,992	1,748,330
CMS Energy Corp.	6,449	404,610
Coca-Cola Co. (The)	89,904	4,970,792
Cognex Corp.	3,929	311,923
Cognizant Technology Solutions Corp., Class A	11,924	853,281
Colgate-Palmolive Co.	18,766	1,572,215
Comcast Corp., Class A	102,026	5,850,171
Conagra Brands Inc.	10,739	409,156
ConocoPhillips	30,067	1,675,935
Consolidated Edison Inc.	7,089	547,554
Constellation Brands Inc., Class A	3,795	909,737
Cooper Companies Inc. (The)	1,097	431,615
Copart Inc.(a)	5,128	661,563
Corning Inc.	15,842	691,186
Corteva Inc.	16,681	758,986
CoStar Group Inc.(a)	960	819,840
Costco Wholesale Corp.	9,961	3,767,947
Coupa Software Inc.(a)	1,554	370,163
Crowdstrike Holdings Inc., Class A(a)	3,900	866,385
Crown Castle International Corp.	9,605	1,820,147
Crown Holdings Inc.	3,136	323,761
CSX Corp.	16,830	1,685,020
Cummins Inc.	3,728	959,140
CVS Health Corp.	29,268	2,529,926
Danaher Corp.	14,538	3,723,763
Darden Restaurants Inc.	3,125	447,594
Datadog Inc., Class A(a)	3,605	328,235
DaVita Inc.(a)	2,689	322,868
Deere & Co.	6,646	2,399,871
Security	Shares	Value

United States (continued)
Dell Technologies Inc., Class C(a)	5,563	$548,734
Delta Air Lines Inc.(a)	4,184	199,493
DENTSPLY SIRONA Inc.	5,528	369,934
Devon Energy Corp.	13,472	357,816
Dexcom Inc.(a)	2,251	831,497
Digital Realty Trust Inc.	5,935	899,509
Discover Financial Services	7,548	885,078
Discovery Inc., Class A(a)	3,328	106,862
Discovery Inc., Class C, NVS(a)	8,706	261,615
DISH Network Corp., Class A(a)	6,569	285,883
DocuSign Inc.(a)	4,164	839,546
Dollar General Corp.	5,472	1,110,597
Dollar Tree Inc.(a)	5,228	509,730
Dominion Energy Inc.	17,669	1,345,318
Domino’s Pizza Inc.	858	366,254
Dover Corp.	3,227	485,664
Dow Inc.	16,681	1,141,314
DR Horton Inc.	8,689	827,975
DraftKings Inc., Class A(a)(c)	4,896	244,555
DTE Energy Co.	4,228	583,422
Duke Energy Corp.	16,324	1,635,991
Duke Realty Corp.	8,342	387,569
DuPont de Nemours Inc.	11,952	1,011,020
Eastman Chemical Co.	3,032	380,213
Eaton Corp. PLC	9,656	1,402,534
eBay Inc.	15,495	943,336
Ecolab Inc.	5,925	1,274,349
Edison International	8,465	472,940
Edwards Lifesciences Corp.(a)	14,090	1,351,231
Elanco Animal Health Inc.(a)	11,122	400,170
Electronic Arts Inc.	6,769	967,493
Eli Lilly & Co.	18,328	3,660,835
Emerson Electric Co.	13,417	1,283,873
Enphase Energy Inc.(a)	2,754	393,960
Entergy Corp.	4,428	466,091
EOG Resources Inc.	13,479	1,082,903
EPAM Systems Inc.(a)	1,252	597,955
Equifax Inc.	2,761	648,945
Equinix Inc.	1,965	1,447,655
Equitable Holdings Inc.	8,951	284,194
Equity LifeStyle Properties Inc.	3,888	275,504
Equity Residential	7,902	612,010
Essential Utilities Inc.	6,611	316,006
Essex Property Trust Inc.	1,661	490,477
Estee Lauder Companies Inc. (The), Class A	4,928	1,510,531
Etsy Inc.(a)	2,958	487,271
Everest Re Group Ltd.	1,441	374,602
Evergy Inc.	5,108	316,645
Eversource Energy.	7,656	621,591
Exact Sciences Corp.(a)	3,810	421,119
Exelon Corp.	21,791	983,210
Expedia Group Inc.(a)	3,088	546,422
Expeditors International of Washington Inc.	4,300	540,467
Extra Space Storage Inc.	1,326	198,648
Exxon Mobil Corp.	94,488	5,515,265
F5 Networks Inc.(a)	2,061	382,171
Facebook Inc., Class A(a)	53,684	17,647,541
FactSet Research Systems Inc.	801	267,822
Fair Isaac Corp.(a)	623	315,275
Fastenal Co.	12,285	651,596

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
FedEx Corp.	5,528	$1,740,270
Fidelity National Financial Inc.	6,303	296,178
Fidelity National Information Services Inc.	14,205	2,116,261
Fifth Third Bancorp.	15,571	656,162
First Republic Bank/CA	4,328	828,552
FirstEnergy Corp.	12,124	459,621
Fiserv Inc.(a)	13,448	1,549,210
FleetCor Technologies Inc.(a)	1,965	539,275
FMC Corp.	2,900	338,401
Ford Motor Co.(a)	87,220	1,267,307
Fortinet Inc.(a)	3,096	676,600
Fortive Corp.	7,248	525,625
Fortune Brands Home & Security Inc.	3,391	349,816
Fox Corp., Class A, NVS	8,616	321,808
Franklin Resources Inc.	5,937	203,105
Freeport-McMoRan Inc.	32,679	1,396,047
Garmin Ltd.	3,421	486,603
Gartner Inc.(a)	2,365	548,302
Generac Holdings Inc.(a)	1,326	435,883
General Dynamics Corp.	5,431	1,031,401
General Electric Co.	198,244	2,787,311
General Mills Inc.	13,929	875,577
General Motors Co.(a)	27,973	1,659,079
Genuine Parts Co.	3,722	488,029
Gilead Sciences Inc.	28,046	1,854,121
Global Payments Inc.	6,591	1,276,743
Globe Life Inc.	3,122	329,121
GoDaddy Inc., Class A(a)	3,382	273,807
Goldman Sachs Group Inc. (The)	7,718	2,871,250
Guidewire Software Inc.(a)	2,260	220,892
Halliburton Co.	18,330	411,509
Hartford Financial Services Group Inc. (The)	7,965	520,513
Hasbro Inc.	3,469	332,920
HCA Healthcare Inc.	6,023	1,293,680
Healthpeak Properties Inc.	11,865	396,054
HEICO Corp., Class A	1,628	215,645
Henry Schein Inc.(a)	3,841	292,070
Hershey Co. (The)	3,828	662,435
Hess Corp.	6,937	581,459
Hewlett Packard Enterprise Co.	24,724	394,595
Hilton Worldwide Holdings Inc.(a)	6,334	793,460
Hologic Inc.(a)	6,141	387,251
Home Depot Inc. (The)	23,886	7,617,484
Honeywell International Inc.	15,523	3,584,416
Hormel Foods Corp.	7,789	378,078
Host Hotels & Resorts Inc.(a)	15,810	271,458
Howmet Aerospace Inc.(a)	10,654	378,004
HP Inc.	30,072	879,005
HubSpot Inc.(a)(c)	918	463,021
Humana Inc.	2,930	1,282,461
Huntington Bancshares Inc./OH	29,135	462,081
IAC/InterActiveCorp.(a)	1,891	301,558
IDEX Corp.	1,694	377,186
IDEXX Laboratories Inc.(a)	2,161	1,206,076
IHS Markit Ltd.	9,294	978,751
Illinois Tool Works Inc.	7,189	1,666,123
Illumina Inc.(a)	3,325	1,348,753
Incyte Corp.(a)	4,171	349,446
Ingersoll Rand Inc.(a)	7,978	396,028
Insulet Corp.(a)	1,428	385,089
Security	Shares	Value

United States (continued)
Intel Corp.	92,930	$5,308,162
Intercontinental Exchange Inc.	12,605	1,422,852
International Business Machines Corp.	19,199	2,759,664
International Flavors & Fragrances Inc.	5,527	783,010
International Paper Co.	9,396	592,888
Interpublic Group of Companies Inc. (The)	12,572	423,551
Intuit Inc.	6,060	2,660,885
Intuitive Surgical Inc.(a)	2,670	2,248,621
Invitation Homes Inc.	11,582	420,079
IPG Photonics Corp.(a)	836	174,941
IQVIA Holdings Inc.(a)	4,280	1,027,885
Iron Mountain Inc.	7,044	306,696
Jack Henry & Associates Inc.	1,675	258,201
Jacobs Engineering Group Inc.	2,903	412,458
Jazz Pharmaceuticals PLC(a)	1,745	310,837
JB Hunt Transport Services Inc.	2,264	388,367
JM Smucker Co. (The)	2,954	393,739
Johnson & Johnson	58,555	9,910,434
Johnson Controls International PLC	17,682	1,176,560
JPMorgan Chase & Co.	68,107	11,185,894
Juniper Networks Inc.	11,880	312,800
Kansas City Southern	2,178	648,347
Kellogg Co.	6,231	408,068
Keurig Dr Pepper Inc.	12,923	477,634
KeyCorp.	24,225	558,144
Keysight Technologies Inc.(a)	4,153	591,304
Kimberly-Clark Corp.	8,089	1,056,666
Kinder Morgan Inc.	49,327	904,657
KKR & Co. Inc.	10,242	570,377
KLA Corp.	3,890	1,232,702
Kraft Heinz Co. (The)	15,015	654,504
Kroger Co. (The)	16,143	596,968
L Brands Inc.(a)	1,632	114,028
L3Harris Technologies Inc.	5,131	1,118,866
Laboratory Corp. of America Holdings(a)	2,253	618,403
Lam Research Corp.	3,238	2,104,214
Lamb Weston Holdings Inc.	3,492	288,055
Las Vegas Sands Corp.(a)	7,672	443,058
Leidos Holdings Inc.	3,014	309,689
Lennar Corp., Class A	6,494	642,971
Lennox International Inc.	940	328,934
Liberty Broadband Corp., Class C, NVS(a)	3,774	627,578
Liberty Global PLC, Class A(a)	10,586	289,104
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	5,212	232,716
Lincoln National Corp.	5,274	368,072
Live Nation Entertainment Inc.(a)	4,353	392,249
LKQ Corp.(a)	8,370	426,535
Lockheed Martin Corp.	5,656	2,161,723
Loews Corp.	7,420	433,180
Lowe’s Companies Inc.	16,680	3,249,764
Lululemon Athletica Inc.(a)	2,763	892,808
Lumen Technologies Inc.	23,314	322,666
Lyft Inc., Class A(a)	4,998	285,336
LyondellBasell Industries NV, Class A	5,865	660,516
M&T Bank Corp.	2,818	452,824
Marathon Petroleum Corp.	14,690	907,842
Markel Corp.(a)	361	442,402
MarketAxess Holdings Inc.	833	388,628
Marriott International Inc./MD, Class A(a)	6,377	915,610

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marsh & McLennan Companies Inc.	11,342	$1,569,166
Martin Marietta Materials Inc.	1,457	529,838
Marvell Technology Inc.	17,880	863,604
Masco Corp.	6,232	375,852
Masimo Corp.(a)	1,172	252,683
Mastercard Inc., Class A	20,071	7,237,201
Match Group Inc.(a)	5,625	806,512
Maxim Integrated Products Inc.	5,982	610,224
McCormick & Co. Inc./MD, NVS	5,834	519,576
McDonald’s Corp.	16,631	3,889,825
McKesson Corp.	3,565	685,870
Medical Properties Trust Inc.	12,905	273,199
Medtronic PLC	30,074	3,807,068
MercadoLibre Inc.(a)	1,020	1,385,843
Merck & Co. Inc.	56,425	4,282,093
MetLife Inc.	17,107	1,118,114
Mettler-Toledo International Inc.(a)	510	663,485
MGM Resorts International	9,862	422,784
Microchip Technology Inc.	5,724	898,382
Micron Technology Inc.(a)	25,023	2,105,435
Microsoft Corp.	160,132	39,981,758
Mid-America Apartment Communities Inc.	2,577	414,124
Moderna Inc.(a)	6,760	1,250,668
Mohawk Industries Inc.(a)	1,574	331,610
Molina Healthcare Inc.(a)	1,091	274,234
Molson Coors Beverage Co., Class B(a)	4,733	276,029
Mondelez International Inc., Class A	31,061	1,973,305
MongoDB Inc.(a)	1,116	325,805
Monolithic Power Systems Inc.	918	314,984
Monster Beverage Corp.(a)	9,956	938,552
Moody’s Corp.	3,992	1,338,717
Morgan Stanley	30,679	2,790,255
Mosaic Co. (The)	8,797	317,924
Motorola Solutions Inc.	4,026	826,578
MSCI Inc.	1,892	885,702
Nasdaq Inc.	2,575	431,210
NetApp Inc.	4,986	385,767
Netflix Inc.(a)	9,859	4,957,204
Neurocrine Biosciences Inc.(a)	2,097	201,773
Newell Brands Inc.	9,305	266,960
Newmont Corp.	18,583	1,365,479
News Corp., Class A, NVS	10,638	287,120
NextEra Energy Inc.	43,743	3,202,862
Nike Inc., Class B	27,972	3,817,059
Norfolk Southern Corp.	5,758	1,617,422
Northern Trust Corp.	4,210	510,210
Northrop Grumman Corp.	3,535	1,293,350
NortonLifeLock Inc.	12,988	359,248
Novavax Inc.(a)	1,938	286,088
Novocure Ltd.(a)	2,057	419,628
NRG Energy Inc.	7,767	249,709
Nucor Corp.	7,189	737,160
NVIDIA Corp.	13,841	8,993,605
NVR Inc.(a)	102	498,497
O’Reilly Automotive Inc.(a)	1,625	869,570
Occidental Petroleum Corp.	18,592	482,648
Okta Inc.(a)	2,507	557,657
Old Dominion Freight Line Inc.	1,732	459,759
Omega Healthcare Investors Inc.	5,173	189,435
Omnicom Group Inc.	5,628	462,847
Security	Shares	Value

United States (continued)
ON Semiconductor Corp.(a)	11,242	$450,130
ONEOK Inc.	9,932	523,814
Oracle Corp.	42,710	3,362,985
Otis Worldwide Corp.	9,269	726,041
PACCAR Inc.	8,089	740,629
Packaging Corp. of America	2,179	323,908
Palantir Technologies Inc., Class A(a)	7,650	175,568
Palo Alto Networks Inc.(a)	2,157	783,530
Parker-Hannifin Corp.	2,922	900,414
Paychex Inc.	7,244	732,658
Paycom Software Inc.(a)	1,142	376,403
PayPal Holdings Inc.(a)	25,104	6,527,542
Peloton Interactive Inc., Class A(a)	5,437	599,755
Pentair PLC	4,843	334,022
PepsiCo Inc.	30,792	4,555,368
PerkinElmer Inc.	2,346	340,334
Pfizer Inc.	124,697	4,829,515
PG&E Corp.(a)(c)	31,593	320,353
Philip Morris International Inc.	34,761	3,352,003
Phillips 66	9,956	838,494
Pinnacle West Capital Corp.	3,223	272,601
Pinterest Inc., Class A(a)	11,392	743,898
Pioneer Natural Resources Co.	4,644	706,770
Plug Power Inc.(a)	10,421	319,925
PNC Financial Services Group Inc. (The)	9,289	1,808,383
Pool Corp.	775	338,326
PPG Industries Inc.	5,285	949,820
PPL Corp.	17,163	499,615
Principal Financial Group Inc.	7,094	463,877
Procter & Gamble Co. (The)	55,093	7,429,291
Progressive Corp. (The)	13,072	1,295,174
Prologis Inc.	16,567	1,952,255
Prudential Financial Inc.	8,675	927,965
PTC Inc.(a)	3,146	422,004
Public Service Enterprise Group Inc.	11,651	723,760
Public Storage	3,528	996,589
PulteGroup Inc.	7,875	455,096
Qorvo Inc.(a)	2,902	530,253
QUALCOMM Inc.	25,246	3,396,597
Quest Diagnostics Inc.	3,328	438,198
Raymond James Financial Inc.	2,766	366,744
Raytheon Technologies Corp.	34,248	3,038,140
Realty Income Corp.	7,783	532,357
Regency Centers Corp.	4,643	299,938
Regeneron Pharmaceuticals Inc.(a)	2,405	1,208,344
Regions Financial Corp.	24,122	564,696
Reinsurance Group of America Inc.	1,429	180,097
RenaissanceRe Holdings Ltd.	1,274	196,349
Republic Services Inc.	6,083	664,142
ResMed Inc.	3,248	668,601
RingCentral Inc., Class A(a)	1,632	428,351
Robert Half International Inc.	4,128	366,525
Rockwell Automation Inc.	2,550	672,486
Roku Inc.(a)	2,456	851,520
Roper Technologies Inc.	2,457	1,105,675
Ross Stores Inc.	8,084	1,021,737
Royal Caribbean Cruises Ltd.(a)	4,797	447,416
RPM International Inc.	2,986	279,281
S&P Global Inc.	5,619	2,132,242
salesforce.com Inc.(a)	20,196	4,808,668

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
SBA Communications Corp.	2,505	$746,791
Schlumberger Ltd.	31,130	975,303
Seagen Inc.(a)	2,881	447,563
SEI Investments Co.	5,934	376,453
Sempra Energy	7,070	957,914
ServiceNow Inc.(a)	4,431	2,099,762
Sherwin-Williams Co. (The)	5,700	1,616,121
Simon Property Group Inc.	7,332	942,089
Sirius XM Holdings Inc.(c)	36,566	228,538
Skyworks Solutions Inc.	4,124	701,080
Slack Technologies Inc., Class A(a)	10,237	450,837
Snap Inc., Class A, NVS(a)	20,400	1,267,248
Snap-on Inc.	1,210	308,090
Snowflake Inc., Class A(a)(c)	854	203,278
SolarEdge Technologies Inc.(a)	1,122	289,487
Southern Co. (The)	23,376	1,494,194
Southwest Airlines Co.(a)	3,934	241,784
Splunk Inc.(a)	3,220	390,264
Square Inc., Class A(a)	8,864	1,972,417
SS&C Technologies Holdings Inc.	5,176	382,351
Stanley Black & Decker Inc.	3,591	778,529
Starbucks Corp.	24,789	2,822,971
State Street Corp.	7,983	694,361
Stryker Corp.	7,557	1,929,075
Sun Communities Inc.	2,402	402,143
Sunrun Inc.(a)	3,730	166,806
SVB Financial Group(a)	1,261	735,024
Synchrony Financial.	13,016	617,089
Synopsys Inc.(a)	3,370	857,126
Sysco Corp.	11,392	922,752
T-Mobile U.S. Inc.(a)	13,730	1,942,108
T Rowe Price Group Inc.	5,088	973,589
Take-Two Interactive Software Inc.(a)	2,819	523,094
Target Corp.	11,248	2,552,396
TE Connectivity Ltd.	7,385	1,001,997
Teladoc Health Inc.(a)(c)	2,996	451,138
Teledyne Technologies Inc.(a)	1,036	434,571
Teleflex Inc.	1,042	419,082
Teradyne Inc.	3,570	472,490
Tesla Inc.(a)	17,138	10,715,020
Texas Instruments Inc.	20,539	3,898,713
Textron Inc.	6,670	456,695
Thermo Fisher Scientific Inc.	8,791	4,127,374
TJX Companies Inc. (The)	27,274	1,842,086
Tractor Supply Co.	2,512	456,430
Trade Desk Inc. (The), Class A(a)	951	559,321
TransDigm Group Inc.(a)	1,160	752,654
TransUnion	4,937	528,259
Travelers Companies Inc. (The)	5,629	898,951
Trimble Inc.(a)	7,089	551,453
Truist Financial Corp.	30,623	1,891,889
Twilio Inc., Class A(a)	3,572	1,200,192
Twitter Inc.(a)	17,852	1,035,416
Tyler Technologies Inc.(a)	767	309,224
Tyson Foods Inc., Class A	6,477	514,922
U.S. Bancorp.	31,110	1,890,866
Uber Technologies Inc.(a)	26,858	1,365,192
UDR Inc.	6,625	315,549
Ulta Beauty Inc.(a)	1,360	469,690
Union Pacific Corp.	14,840	3,334,993
Security	Shares	Value

United States (continued)
United Parcel Service Inc., Class B	15,726	$3,374,800
United Rentals Inc.(a)	1,959	654,228
UnitedHealth Group Inc.	21,053	8,672,152
Universal Health Services Inc., Class B	1,753	279,831
Vail Resorts Inc.(a)	891	291,250
Valero Energy Corp.	8,934	718,294
Veeva Systems Inc., Class A(a)	3,044	886,839
Ventas Inc.	8,099	449,090
VEREIT Inc.	5,112	243,178
VeriSign Inc.(a)	2,306	507,136
Verisk Analytics Inc.	3,452	596,609
Verizon Communications Inc.	92,360	5,217,416
Vertex Pharmaceuticals Inc.(a)	5,928	1,236,759
VF Corp.	7,489	597,023
ViacomCBS Inc., Class B, NVS	12,835	544,461
Viatris Inc.	28,834	439,430
VICI Properties Inc.	11,978	372,875
Visa Inc., Class A(c)	37,856	8,604,669
Vistra Corp.	13,403	216,727
VMware Inc., Class A(a)(c)	1,861	293,833
Vornado Realty Trust	5,591	264,342
Vulcan Materials Co.	3,020	553,626
W R Berkley Corp.	4,798	374,196
Walmart Inc.	34,549	4,906,994
Walgreens Boots Alliance Inc.	16,392	863,203
Walt Disney Co. (The)(a)	40,220	7,185,303
Waste Management Inc.	10,303	1,449,426
Waters Corp.(a)	1,469	473,385
Wayfair Inc., Class A(a)(c)	1,633	500,580
WEC Energy Group Inc.	7,789	731,465
Wells Fargo & Co.	90,821	4,243,157
Welltower Inc.	9,205	688,258
West Pharmaceutical Services Inc.	1,837	638,376
Western Digital Corp.	6,644	499,828
Western Union Co. (The)	10,130	247,881
Westinghouse Air Brake Technologies Corp.	4,515	373,661
Westrock Co.	5,881	342,980
Weyerhaeuser Co.	17,184	652,305
Whirlpool Corp.	1,406	333,349
Williams Companies Inc. (The)	27,588	726,668
Willis Towers Watson PLC	2,879	752,455
Workday Inc., Class A(a)	4,143	947,587
WP Carey Inc.	3,876	292,444
WW Grainger Inc.	994	459,387
Wynn Resorts Ltd.(a)	2,322	306,202
Xcel Energy Inc.	11,961	847,796
Xilinx Inc.	5,828	740,156
XPO Logistics Inc.(a)	2,853	419,191
Xylem Inc./NY	4,428	523,035
Yum! Brands Inc.	7,184	861,864
Zebra Technologies Corp., Class A(a)	1,193	592,981
Zendesk Inc.(a)(c)	2,448	334,544
Zillow Group Inc., Class C, NVS(a)(c)	3,482	408,508
Zimmer Biomet Holdings Inc.	4,531	762,703
Zoetis Inc.	10,647	1,881,112
Zoom Video Communications Inc., Class A(a)	4,544	1,506,472

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	1,602	$311,108
		840,056,962
Total Common Stocks — 99.4%
(Cost: $973,188,168)		1,271,258,875

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	6,467	739,056
Porsche Automobil Holding SE, Preference Shares, NVS	4,576	515,442
Sartorius AG, Preference Shares, NVS	743	367,419
Volkswagen AG, Preference Shares, NVS	5,136	1,428,001
		3,049,918
Total Preferred Stocks — 0.2%
(Cost: $2,264,590)		3,049,918

Rights

Spain — 0.0%
Ferrovial SA (Expires 06/01/21)(a)(e)	10,232	2,487

Total Rights — 0.0%
(Cost: $2,434)		2,487

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(f)(g)	9,215,460	9,220,989

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(f)	1,730,000	$1,730,000
		10,950,989
Total Short-Term Investments — 0.9%
(Cost: $10,947,263)		10,950,989

Total Investments in Securities — 100.5%
(Cost: $986,402,455)		1,285,262,269

Other Assets, Less Liabilities — (0.5)%		(5,795,795)

Net Assets—100.0%		$1,279,466,474

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,703,021	$521,705	(a)	$—	$(1,464)	$(2,273)	$9,220,989	9,215,460	$27,253	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,510,000	220,000	(a)	—	—	—	1,730,000	1,730,000	782		—
BlackRock Inc.	1,850,902	282,070		(96,064)	44,279	940,216	3,021,403	3,445	37,495		—
					$42,815	$937,943	$13,972,392		$65,530		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	16	06/18/21	$787	$18,327
FTSE 100 Index	4	06/18/21	399	4,649
Mini TOPIX Index	3	06/10/21	527	206
S&P 500 E-Mini Index	16	06/18/21	3,362	83,792
				$106,974

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$899,857,722	$371,401,153	$—	$1,271,258,875
Preferred Stocks	—	3,049,918	—	3,049,918
Rights	—	—	2,487	2,487
Money Market Funds	10,950,989	—	—	10,950,989
	$910,808,711	$374,451,071	$2,487	$1,285,262,269
Derivative financial instruments(a)
Assets
Futures Contracts	$106,974	$—	$—	$106,974

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust